UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2018

QS

GLOBAL MARKET

NEUTRAL FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS Global Market Neutral Fund for the six-month period ended March 31, 2018. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 27, 2018

II	QS Global Market Neutral Fund

Investment commentary

Economic review

Economic activity in the U.S. was somewhat mixed during the six months ended March 31, 2018 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third and fourth quarter 2017 U.S. gross domestic product (“GDP”)i growth was 3.2% and 2.9%, respectively. Finally, the U.S. Department of Commerce’s initial reading for first quarter 2018 GDP growth — released after the reporting period ended — was 2.3%. Moderating GDP growth in the first quarter reflected decelerations in personal consumption expenditures (“PCE”), residential fixed investment, exports and state and local government spending. These movements were partly offset by an upturn in private inventory investment.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. When the reporting period ended on March 31, 2018, the unemployment rate was 4.1%, as reported by the U.S. Department of Labor. This equaled the lowest unemployment rate since December 2000. The percentage of longer-term unemployed declined during the reporting period. In March 2018, 20.3% of Americans looking for a job had been out of work for more than six months, versus 24.8% when the period began.

Turning to the global economy, in its April 2018 World Economic Outlook Update — released after the reporting period ended — the International Monetary Fund (“IMF”)ii said, “World growth strengthened in 2017 to 3.8 percent, with a notable rebound in global trade. It was driven by an investment recovery in advanced economies, continued strong growth in emerging Asia, a notable upswing in emerging Europe, and signs of recovery in several commodity exporters. Global growth is expected to tick up to 3.9 percent this year and next, supported by strong momentum, favorable market sentiment, accommodative financial conditions, and the domestic and international repercussions of expansionary fiscal policy in the United States.” From a regional perspective, the IMF projects 2018 growth in the Eurozone will be 2.4%, versus 2.3% in 2017. Japan’s economy is expected to expand 1.2% in 2018, compared to 1.7% in 2017. Elsewhere, the IMF projects that overall growth in emerging market countries will accelerate to 4.9% in 2018, versus 4.8% in 2017.

QS Global Market Neutral Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)iii respond to the economic environment?

A. The Fed increased the federal funds rateiv twice during the reporting period. Looking back, at its meeting that concluded on September 20, 2017 — before the reporting period began — the Fed kept rates on hold, but reiterated its intention to begin reducing its balance sheet, saying, “In October, the Committee will initiate the balance sheet normalization program….” At its meeting that ended on December 13, 2017, the Fed raised rates to a range between 1.25% and 1.50%. As expected, the Fed kept rates on hold at its meeting that concluded on January 31, 2018. However, at its meeting that ended on March 21, 2018, the Fed again raised the federal funds rate, moving it to a range between 1.50% and 1.75%.

Q. What actions did international central banks take during the reporting period?

A. Central banks outside the U.S. largely maintained their accommodative monetary policy stances during the reporting period. Looking back, in December 2016, the European Central Bank (“ECB”)v extended its bond buying program until December 2017. From April 2017 through December 2017, the ECB purchased €60 billion-per-month of bonds. Finally, in October 2017, the ECB announced that it would continue to buy bonds through September 2018, but after December 2017 it would pare its purchases to €30 billion-per-month. However, the ECB did not change its key interest rates. In other developed countries, on November 2, 2017, the Bank of Englandvi raised rates from 0.25% to 0.50% — the first increase since July 2007. After holding rates steady at 0.10% for more than five years, in January 2016, the Bank of Japanvii announced that it cut the rate on current accounts that commercial banks hold with it to -0.10% and kept rates on hold during the reporting period. Elsewhere, the People’s Bank of Chinaviii kept rates steady at 4.35% during the reporting period.

Q. What factors impacted the U.S. stock market during the reporting period?

A. Despite a weak finish, the U.S. stock market posted solid results during the reporting period. The market moved higher during the first four months of the period and reached several new all-time highs. This was driven by overall solid corporate profits, signs of improving economic growth, expectations for a rollback for certain government regulations and, in December 2017, the signing of the U.S. tax reform bill. However, the market gave back a portion of its gains in February and March 2018. This occurred given concerns that the Fed may raise interest rates more aggressively than previously expected. In addition, there were fears of a global trade war and several high profile issues in the technology industry. All told, for the six months ended March 31, 2018, the S&P 500 Indexix gained 5.84%.

Looking at the U.S. stock market more closely, large-cap stocks, as measured by the Russell 1000 Indexx, generated the strongest returns, as it gained 5.85% over the reporting period. In contrast, mid-cap stocks, as measured by the Russell Midcap Indexxi, returned 5.58%, whereas small-cap stocks, as measured by the Russell 2000 Indexxii, generated the weakest relative results, gaining 3.25%. From an investment style perspective, growth and value stocks, as

IV	QS Global Market Neutral Fund

measured by the Russell 3000 Growthxiii and Russell 3000 Valuexiv Indices, returned 9.20% and 2.11%, respectively, during the six months ended March 31, 2018.

Q. How did the international stock market perform during the reporting period?

A. International equities also rallied early, but then faltered somewhat as the reporting period progressed. Developed market equities, as measured by the MSCI EAFE Indexxv, rose during the first four months of the reporting period. This was driven by solid investor demand, continued monetary policy accommodation and less concern over U.S. protectionism trade policies. As was the case in the U.S., international equities then declined over the last two months of the period. All told, the MSCI EAFE Index returned 2.63% for the six months ended March 31, 2018. Emerging market equities performed significantly better, with the MSCI Emerging Markets Indexxvi generating an 8.96% return over the reporting period.

Performance review

For the six months ended March 31, 2018, Class A shares of QS Global Market Neutral Fund, excluding sales charges, returned 1.03%. The Fund’s unmanaged benchmark, the FTSE 3-Month U.S. Treasury Bill Indexxvii, returned 0.63% for the same period. The Lipper Alternative Equity Market Neutral Funds Category Average1 returned -0.56% over the same time frame.

Performance Snapshot as of March 31, 2018 (unaudited)
(excluding sales charges)	6 months
QS Global Market Neutral Fund:
Class A	1.03%
Class I	1.14%
Class IS	1.23%
FTSE 3-Month U.S. Treasury Bill Index	0.63%
Lipper Alternative Equity Market Neutral Funds Category Average[1]	-0.56%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 105 funds in the Fund’s Lipper category, and excluding sales charges, if any.

QS Global Market Neutral Fund	V

Investment commentary (cont’d)

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 1, 2018, the gross total annual fund operating expense ratios for Class A, Class I and Class IS shares were 5.94%, 5.62% and 5.19%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions and expenses, fees, costs and expenses associated with any prime brokerage arrangement (including the costs of any securities borrowing arrangement); dividend and interest expenses on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.55% for Class A shares, 1.20% for Class I shares and 1.10% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap for each class as a result of acquired fund fees and expenses and dividend and interest expenses on securities sold short. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 27, 2018

RISKS: Equity securities are subject to market and price fluctuations. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Foreign investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The Fund uses short positions in combination with long positions in a market neutral strategy to try to neutralize exposure to the global stock market and capture a positive return, regardless of the direction of the market. The Fund’s market neutral strategy may result in greater losses or lower positive returns than if the Fund held only long positions. Although the subadviser’s models were created to improve performance and to reduce overall portfolio risk, there is no guarantee that these models and the Fund’s market neutral strategy will be successful. The overall performance of the Fund depends on the net performance of its long and short

VI	QS Global Market Neutral Fund

positions, and it is possible for the Fund to experience a net loss across all positions.

The Fund may employ leverage, which increases the volatility of investment returns and subjects the Fund to magnified losses if the Fund’s investments decline in value. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The Fund may employ short selling, a speculative strategy. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. There is no assurance strategies used by the Fund will be successful. Active and frequent trading may increase a shareholder’s tax liability and transaction costs, which could detract from Fund performance. Some assets held by the Fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss. There can be no assurance that the Fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the Fund engages in will be successful. Hedging transactions involve costs and may reduce gains or result in losses. Additional risks may include those risks associated with REITs, MLPs and investing in securities issued by other investment companies, including ETFs. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

QS Global Market Neutral Fund	VII

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The International Monetary Fund (“IMF”) is an organization of 189 countries, working to foster global monetary cooperation, secure financial stability, facilitate international trade, promote high employment and sustainable economic growth, and reduce poverty around the world.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi	The Bank of England (“BoE”), formally the Governor and Company of the BoE, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

vii

The Bank of Japan is the central bank of Japan. The bank is responsible for issuing and handling currency and treasury securities, implementing monetary policy, maintaining the stability of the Japanese financial system and the yen currency.

viii	The People’s Bank of China is the central bank of the People’s Republic of China with the power to carry out monetary policy and regulate financial institutions in mainland China.

ix	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[x]

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xi

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

xii

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

xiii

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

xiv

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xv	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

xvi	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

xvii

The FTSE 3-Month U.S. Treasury Bill Index (formerly known as the Citigroup 3-Month U.S. Treasury Bill Index) is an unmanaged index generally representative of the average yield of 3-month U.S. Treasury bills.

VIII	QS Global Market Neutral Fund

Fund at a glance (unaudited)

Investment breakdown† (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of March 31, 2018 and September 30, 2017 and does not include derivatives, such as forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Securities sold short breakdown* (%) as a percent of total securities sold short

*	The bar graph above represents the composition of the Fund’s securities sold short as of March 31, 2018 and September 30, 2017 and does not include derivatives. The Fund is actively managed. As a result, the composition of the Fund’s securities sold short is subject to change at any time.

QS Global Market Neutral Fund 2018 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2017 and held for the six months ended March 31, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	1.03%	$1,000.00	$1,010.30	2.93%	$14.69	Class A	5.00%	$1,000.00	$1,010.32	2.93%	$14.69
Class I	1.14	1,000.00	1,011.40	2.44	12.24	Class I	5.00	1,000.00	1,012.76	2.44	12.24
Class IS	1.23	1,000.00	1,012.30	2.44	12.24	Class IS	5.00	1,000.00	1,012.76	2.44	12.24

2	QS Global Market Neutral Fund 2018 Semi-Annual Report

[1]	For the six months ended March 31, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

QS Global Market Neutral Fund 2018 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2018

QS Global Market Neutral Fund

Security	Shares	Value
Common Stocks — 91.4%
Consumer Discretionary — 17.4%
Auto Components — 3.4%
Keihin Corp.	8,800	$181,220	(a)
KYB Corp.	1,800	84,669	(a)
Lear Corp.	1,056	196,511	(b)
Magna International Inc.	3,700	208,413	(b)
NGK Spark Plug Co., Ltd.	9,200	222,168	(a)
Toyo Tire & Rubber Co., Ltd.	9,400	161,504	(a)
Toyota Boshoku Corp.	10,500	218,137	(a)
Unipres Corp.	8,800	199,120	(a)
Total Auto Components		1,471,742
Automobiles — 0.8%
Peugeot SA	9,450	227,577	(a)
Yamaha Motor Co., Ltd.	4,400	131,678	(a)
Total Automobiles		359,255
Distributors — 0.5%
Inchcape PLC	24,833	240,924	(a)(b)
Diversified Consumer Services — 0.3%
Service Corp. International	2,949	111,295	(b)
Hotels, Restaurants & Leisure — 1.7%
Aristocrat Leisure Ltd.	15,498	288,928	(a)
Evolution Gaming Group AB	1,798	98,568	(a)
Round One Corp.	6,600	105,037	(a)
Royal Caribbean Cruises Ltd.	2,075	244,311	(b)
Total Hotels, Restaurants & Leisure		736,844
Household Durables — 4.1%
Berkeley Group Holdings PLC	4,324	230,139	(a)(b)
Electrolux AB, Class B Shares	3,843	120,930	(a)
JM AB	10,626	241,483	(a)
Persimmon PLC	7,314	260,030	(a)(b)
Redrow PLC	28,417	237,688	(a)
SodaStream International Ltd.	3,186	292,570	*(b)
Taylor Wimpey PLC	96,263	249,711	(a)(b)
Token Corp.	1,400	140,810	(a)
Total Household Durables		1,773,361
Leisure Products — 0.6%
Sega Sammy Holdings Inc.	16,300	265,553	(a)

See Notes to Financial Statements.

4	QS Global Market Neutral Fund 2018 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Media — 0.9%
Cogeco Communications Inc.	2,500	$136,881
CTS Eventim AG & Co. KGaA	2,299	107,877	(a)
Quebecor Inc., Class B Shares	8,800	168,234
Total Media		412,992
Multiline Retail — 0.3%
Target Corp.	1,693	117,545	(b)
Specialty Retail — 3.9%
Best Buy Co. Inc.	2,602	182,114	(b)
Children’s Place Inc.	2,207	298,497	(b)
Conn’s Inc.	4,571	155,414	*(b)
DSW Inc., Class A Shares	5,187	116,500	(b)
Gap Inc.	3,083	96,189	(b)
Home Depot Inc.	1,341	239,020	(b)
PC Depot Corp.	14,100	94,008	(a)
Ross Stores Inc.	2,689	209,688	(b)
Urban Outfitters Inc.	3,256	120,342	*(b)
Zumiez Inc.	7,542	180,254	*(b)
Total Specialty Retail		1,692,026
Textiles, Apparel & Luxury Goods — 0.9%
Burberry Group PLC	10,231	243,643	(a)(b)
Deckers Outdoor Corp.	1,599	143,958	*(b)
Total Textiles, Apparel & Luxury Goods		387,601
Total Consumer Discretionary		7,569,138
Consumer Staples — 4.5%
Beverages — 0.6%
Fevertree Drinks PLC	7,602	281,066	(a)
Food & Staples Retailing — 1.6%
cocokara fine Inc.	1,800	125,160	(a)
Seven & I Holdings Co., Ltd.	2,700	115,843	(a)
Walmart Inc.	2,623	233,369	(b)
William Morrison Supermarkets PLC	71,509	214,272	(a)(b)
Total Food & Staples Retailing		688,644
Food Products — 2.1%
Barry Callebaut AG, Registered Shares	74	144,648	(a)
GrainCorp Ltd., Class A Shares	17,600	115,055	(a)
Grieg Seafood ASA	16,031	148,640	(a)
Megmilk Snow Brand Co., Ltd.	4,100	111,880	(a)
Nichirei Corp.	8,500	231,371	(a)

See Notes to Financial Statements.

QS Global Market Neutral Fund 2018 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2018

QS Global Market Neutral Fund

Security	Shares	Value
Food Products — continued
Tate & Lyle PLC	20,400	$156,058	(a)(b)
Total Food Products		907,652
Tobacco — 0.2%
Imperial Brands PLC	2,276	77,562	(a)(b)
Total Consumer Staples		1,954,924
Energy — 5.2%
Energy Equipment & Services — 1.2%
Baker Hughes, a GE Co.	5,475	152,041	(b)
SBM Offshore NV	12,404	198,845	(a)
Trican Well Service Ltd.	75,800	176,505	*
Total Energy Equipment & Services		527,391
Oil, Gas & Consumable Fuels — 4.0%
Enagas SA	8,410	230,181	(a)
Galp Energia SGPS SA	7,043	132,848	(a)
Gibson Energy Inc.	10,500	135,371
HollyFrontier Corp.	5,073	247,867	(b)
OMV AG	4,496	262,166	(a)
Repsol SA	13,889	246,761	(a)
Valero Energy Corp.	2,623	243,336	(b)
Whitehaven Coal Ltd.	68,000	235,214	(a)
Total Oil, Gas & Consumable Fuels		1,733,744
Total Energy		2,261,135
Financials — 8.7%
Banks — 2.0%
Associated Banc-Corp.	4,259	105,836	(b)
Danske Bank A/S	5,474	204,574	(a)
Raiffeisen Bank International AG	5,720	222,864	*(a)
Synovus Financial Corp.	3,268	163,204	(b)
Toronto-Dominion Bank	3,300	187,265	(b)
Total Banks		883,743
Capital Markets — 1.7%
AllianceBernstein Holding LP	8,535	229,165	(b)
Daiwa Securities Group Inc.	25,000	160,436	(a)
Julius Baer Group Ltd.	1,745	107,448	*(a)
Natixis SA	31,891	261,768	(a)
Total Capital Markets		758,817
Diversified Financial Services — 0.5%
ORIX Corp.	12,200	217,801	(a)

See Notes to Financial Statements.

6	QS Global Market Neutral Fund 2018 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Insurance — 3.9%
AEGON NV	39,632	$267,637	(a)
ASR Nederland NV	4,240	181,521	(a)
Assured Guaranty Ltd.	3,190	115,478	(b)
Aviva PLC	15,674	109,228	(a)(b)
CNO Financial Group Inc.	6,807	147,508	(b)
Legal & General Group PLC	64,278	232,842	(a)(b)
MS&AD Insurance Group Holdings Inc.	7,500	233,182	(a)
Sompo Holdings Inc.	2,800	113,154	(a)
Talanx AG	6,263	272,566	*(a)
Total Insurance		1,673,116
Thrifts & Mortgage Finance — 0.6%
Essent Group Ltd.	3,827	162,877	*(b)
Genworth MI Canada Inc.	3,200	101,836
Total Thrifts & Mortgage Finance		264,713
Total Financials		3,798,190
Health Care — 7.2%
Health Care Equipment & Supplies — 1.8%
Baxter International Inc.	3,544	230,502	(b)
IDEXX Laboratories Inc.	1,662	318,090	*(b)
Masimo Corp.	2,945	259,013	*(b)
Total Health Care Equipment & Supplies		807,605
Health Care Providers & Services — 2.3%
Anthem Inc.	932	204,760	(b)
CIGNA Corp.	1,219	204,475	(b)
Express Scripts Holding Co.	1,936	133,739	*(b)
Humana Inc.	1,025	275,551	(b)
WellCare Health Plans Inc.	927	179,495	*(b)
Total Health Care Providers & Services		998,020
Health Care Technology — 0.3%
Veeva Systems Inc., Class A Shares	1,573	114,860	* (b)
Life Sciences Tools & Services — 0.6%
ICON PLC	2,318	273,849	*(b)
Pharmaceuticals — 2.2%
H. Lundbeck A/S	4,066	227,279	(a)
Indivior PLC	51,540	294,993	*(a)
Perrigo Co. PLC	1,215	101,258	(b)
UCB SA	1,368	111,593	(a)

See Notes to Financial Statements.

QS Global Market Neutral Fund 2018 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2018

QS Global Market Neutral Fund

Security	Shares	Value
Pharmaceuticals — continued
Valeant Pharmaceuticals International Inc.	13,700	$218,104	*(b)
Total Pharmaceuticals		953,227
Total Health Care		3,147,561
Industrials — 17.3%
Aerospace & Defense — 0.7%
Dassault Aviation SA	158	301,949	(a)
Airlines — 2.8%
Air Canada	10,700	222,330	*
Air France-KLM	15,300	169,983	*(a)
Deutsche Lufthansa AG, Registered Shares	9,657	308,480	(a)
International Consolidated Airlines Group SA	30,523	263,623	(a)(b)
Qantas Airways Ltd.	57,511	258,736	(a)
Total Airlines		1,223,152
Building Products — 0.9%
Owens Corning	3,287	264,275	(b)
Rockwool International A/S, Class B Shares	394	117,248	(a)
Total Building Products		381,523
Commercial Services & Supplies — 0.8%
Mitie Group PLC	70,425	157,154	(a)
Quad Graphics Inc.	8,289	210,126	(b)
Total Commercial Services & Supplies		367,280
Construction & Engineering — 3.8%
ACS Actividades de Construccion y Servicios SA	5,805	226,485	(a)
CIMIC Group Ltd.	7,364	254,058	(a)
FLSmidth & Co. A/S	3,233	208,964	(a)
Galliford Try PLC	15,840	185,731	(a)
Hochtief AG	1,402	262,046	(a)
Okumura Corp.	5,400	210,744	(a)
Penta-Ocean Construction Co., Ltd.	14,200	104,808	(a)
Primoris Services Corp.	3,752	93,725	(b)
Taisei Corp.	2,000	102,479	(a)
Total Construction & Engineering		1,649,040
Electrical Equipment — 0.8%
Philips Lighting NV	3,517	132,313	(a)
Vestas Wind Systems A/S	2,730	195,463	(a)
Total Electrical Equipment		327,776
Machinery — 2.8%
Allison Transmission Holdings Inc.	2,403	93,861	(b)
Bucher Industries AG, Registered Shares	555	231,880	(a)

See Notes to Financial Statements.

8	QS Global Market Neutral Fund 2018 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Machinery — continued
DMG Mori Co., Ltd.	11,900	$223,875	(a)
Meidensha Corp.	45,000	172,961	(a)
Sandvik AB	6,942	127,392	(a)
Valmet OYJ	6,105	122,512	(a)
VAT Group AG	1,494	251,441	*(a)
Total Machinery		1,223,922
Professional Services — 1.1%
Adecco Group AG, Registered Shares	1,232	87,781	(a)
Manpowergroup Inc.	2,028	233,423	(b)
Meitec Corp.	3,100	170,253	(a)
Total Professional Services		491,457
Trading Companies & Distributors — 3.6%
Ashtead Group PLC	7,591	206,995	(a)(b)
Ferguson PLC	3,396	255,445	(a)(b)
Kanamoto Co., Ltd.	4,600	155,686	(a)
Marubeni Corp.	33,600	244,649	(a)
Mitsubishi Corp.	10,000	268,999	(a)
Mitsui & Co., Ltd.	17,000	291,826	(a)
Sumitomo Corp.	8,600	144,019	(a)
Total Trading Companies & Distributors		1,567,619
Total Industrials		7,533,718
Information Technology — 15.1%
Communications Equipment — 0.6%
F5 Networks Inc.	776	112,217	*(b)
Juniper Networks Inc.	5,911	143,815	(b)
Total Communications Equipment		256,032
Electronic Equipment, Instruments & Components — 2.5%
CDW Corp.	1,474	103,637	(b)
Electro Scientific Industries Inc.	5,097	98,525	*(b)
Hitachi Ltd.	34,000	248,045	(a)
Ibiden Co., Ltd.	6,700	99,241	(a)
Nippon Kodoshi Corp.	11,600	321,468	(a)
Oki Electric Industry Co., Ltd.	18,000	237,893	(a)
Total Electronic Equipment, Instruments & Components		1,108,809
IT Services — 1.6%
Computershare Ltd.	13,507	180,753	(a)
Everi Holdings Inc.	13,487	88,609	*(b)
Fujitsu Ltd.	26,000	157,577	(a)

See Notes to Financial Statements.

QS Global Market Neutral Fund 2018 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2018

QS Global Market Neutral Fund

Security	Shares	Value
IT Services — continued
Nihon Unisys Ltd.	11,600	$252,000	(a)
Total IT Services		678,939
Semiconductors & Semiconductor Equipment — 6.4%
Advanced Energy Industries Inc.	2,333	149,079	*(b)
Applied Materials Inc.	3,420	190,186	(b)
BE Semiconductor Industries NV	3,043	311,950	(a)
Entegris Inc.	9,901	344,555	(b)
KLA-Tencor Corp.	2,190	238,732	(b)
Kulicke & Soffa Industries Inc.	6,471	161,840	*(b)
Marvell Technology Group Ltd.	5,728	120,288	(b)
Nova Measuring Instruments Ltd.	4,495	121,954	*(a)
Siltronic AG	1,797	307,614	*(a)
Teradyne Inc.	2,667	121,908	(b)
Texas Instruments Inc.	2,437	253,180	(b)
Tokyo Electron Ltd.	1,300	240,088	(a)
Ulvac Inc.	3,700	210,782	(a)
Total Semiconductors & Semiconductor Equipment		2,772,156
Software — 1.9%
Capcom Co., Ltd.	8,400	194,736	(a)
Check Point Software Technologies Ltd.	1,129	112,155	*(b)
Electronic Arts Inc.	1,577	191,195	*(b)
Intuit Inc.	1,153	199,873	(b)
Progress Software Corp.	3,447	132,537	(b)
Total Software		830,496
Technology Hardware, Storage & Peripherals — 2.1%
Brother Industries Ltd.	3,700	86,099	(a)
HP Inc.	12,910	282,987	(b)
NetApp Inc.	4,280	264,033	(b)
Wacom Co., Ltd.	19,300	95,449	(a)
Western Digital Corp.	1,865	172,084	(b)
Total Technology Hardware, Storage & Peripherals		900,652
Total Information Technology		6,547,084
Materials — 11.2%
Chemicals — 1.2%
Chemours Co.	2,001	97,469	(b)
Covestro AG	2,755	271,179	(a)
Nitto Denko Corp.	1,100	83,396	(a)
Venator Materials PLC	4,561	82,508	*(b)
Total Chemicals		534,552

See Notes to Financial Statements.

10	QS Global Market Neutral Fund 2018 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Metals & Mining — 8.0%
Anglo American PLC	11,627	$271,631	(a)(b)
Antofagasta PLC	11,400	147,579	(a)(b)
BlueScope Steel Ltd.	23,145	272,172	(a)
Eramet	2,119	292,228	*(a)
Evraz PLC	44,341	270,618	(a)
Ferrexpo PLC	59,407	203,910	(a)
Fortescue Metals Group Ltd.	61,638	206,309	(a)
HudBay Minerals Inc.	30,400	215,196
IAMGOLD Corp.	38,700	200,657	*(b)
Kazakhmys PLC	9,700	117,019	*(a)
Rio Tinto PLC	5,006	254,164	(a)(b)
Sandfire Resources NL	53,749	304,701	(a)
Sims Metal Management Ltd.	24,013	268,116	(a)
SSAB AB, Class A Shares	51,366	291,303	*(a)
Vedanta Resources PLC	13,479	133,999	(a)
Total Metals & Mining		3,449,602
Paper & Forest Products — 2.0%
Canfor Corp.	10,800	246,036	*
Interfor Corp.	12,600	229,731	*
Nippon Paper Industries Co., Ltd.	8,900	164,545	(a)
Oji Holdings Corp.	37,000	238,372	(a)
Total Paper & Forest Products		878,684
Total Materials		4,862,838
Real Estate — 3.3%
Equity Real Estate Investment Trusts (REITs) — 2.2%
Merlin Properties Socimi SA	14,600	223,542	(a)
Stockland	38,473	119,319	(a)
VEREIT Inc.	31,500	219,240	(b)
Weingarten Realty Investors	9,300	261,144	(b)
Xenia Hotels & Resorts Inc.	5,648	111,379	(b)
Total Equity Real Estate Investment Trusts (REITs)		934,624
Real Estate Management & Development — 1.1%
Open House Co., Ltd.	3,800	234,413	(a)
Vonovia SE	5,179	256,838	(a)
Total Real Estate Management & Development		491,251
Total Real Estate		1,425,875
Telecommunication Services — 0.2%
Wireless Telecommunication Services — 0.2%
KDDI Corp.	3,600	92,453	(a)

See Notes to Financial Statements.

QS Global Market Neutral Fund 2018 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

March 31, 2018

QS Global Market Neutral Fund

Security		Shares	Value
Utilities — 1.3%
Electric Utilities — 0.8%
Shikoku Electric Power Co. Inc.		16,100	$193,907	(a)
Tokyo Electric Power Co. Holdings Inc.		35,300	137,938	*(a)
Total Electric Utilities			331,845
Multi-Utilities — 0.5%
AGL Energy Ltd.		13,226	221,597	(a)
Total Utilities			553,442
Total Common Stocks (Cost — $36,499,335)			39,746,358
Rights — 0.0%
Galliford Try PLC (Cost — $0)		5,280	20,742	*
Total Investments before Short-Term Investments (Cost — $36,499,335)			39,767,100
	Rate
Short-Term Investments — 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $1,285,809)	1.615%	1,285,809	1,285,809
Total Investments — 94.4% (Cost — $37,785,144)			41,052,909
Other Assets in Excess of Liabilities — 5.6%			2,430,411
Total Net Assets — 100.0%			$43,483,320

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	All or a portion of this security is held at the broker as collateral for open securities sold short.

Summary of Investments by Country** (unaudited)
United States	28.6%
Japan	20.7
United Kingdom	10.2
Australia	6.0
Canada	5.4
Germany	4.3
Switzerland	3.1
France	3.0
Netherlands	2.7
Denmark	2.3
Spain	2.3
Sweden	2.1
Israel	1.3
Austria	1.2
Russia	0.7

See Notes to Financial Statements.

12	QS Global Market Neutral Fund 2018 Semi-Annual Report

QS Global Market Neutral Fund

Summary of Investments by Country** (unaudited) (cont’d)
Singapore	0.4%
Norway	0.4
Chile	0.4
India	0.3
Portugal	0.3
Finland	0.3
Bermuda	0.3
Kazakhstan	0.3
Belgium	0.3
Short-Term Investments	3.1
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2018 and are subject to change.

See Notes to Financial Statements.

QS Global Market Neutral Fund 2018 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

March 31, 2018

QS Global Market Neutral Fund

Security	Shares	Value
Securities Sold Short‡ — (91.4)%
Consumer Discretionary — (17.0)%
Auto Components — (1.3)%
Autoneum Holding AG	(643)	$(175,059	) (a)
Gentherm Inc.	(5,508)	(186,996	) *
Toyota Industries Corp.	(3,500)	(212,976	) (a)
Total Auto Components		(575,031)
Automobiles — (0.7)%
Daimler AG, Registered Shares	(2,153)	(182,951	) (a)
Tesla Inc.	(497)	(132,267	) *
Total Automobiles		(315,218)
Distributors — (0.2)%
Core-Mark Holding Co. Inc.	(4,440)	(94,394)
Hotels, Restaurants & Leisure — (6.4)%
Accor SA	(4,292)	(231,851	) (a)
Domino’s Pizza Group PLC	(50,524)	(234,453	) (a)
Eldorado Resorts Inc.	(3,100)	(102,300	) *
Elior Group	(4,678)	(101,753	) (a)
Fiesta Restaurant Group Inc.	(5,522)	(102,157	) *
Greene King PLC	(27,702)	(183,334	) (a)
InterContinental Hotels Group PLC	(4,095)	(245,551	) (a)
Kyoritsu Maintenance Co., Ltd.	(4,200)	(200,224	) (a)
Merlin Entertainments PLC	(42,828)	(208,428	) (a)
MGM Resorts International	(3,969)	(138,994)
Oriental Land Co., Ltd.	(2,600)	(266,234	) (a)
Red Rock Resorts Inc., Class A Shares	(8,828)	(258,484)
Shake Shack Inc., Class A Shares	(2,833)	(117,938	) *
TABCORP Holdings Ltd.	(60,356)	(204,634	) (a)
Whitbread PLC	(1,619)	(84,268	) (a)
Zoe’s Kitchen Inc.	(7,064)	(102,004	) *
Total Hotels, Restaurants & Leisure		(2,782,607)
Household Durables — (0.9)%
Iida Group Holdings Co., Ltd.	(4,400)	(82,072	) (a)
Neinor Homes SA	(7,000)	(131,519	) *(a)
TomTom NV	(19,405)	(179,332	) *(a)
Total Household Durables		(392,923)
Internet & Direct Marketing Retail — (1.6)%
ASOS PLC	(2,654)	(259,671	) *(a)
Yoox Net-A-Porter Group SpA	(5,182)	(241,168	) *(a)

See Notes to Financial Statements.

14	QS Global Market Neutral Fund 2018 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Internet & Direct Marketing Retail — continued
Zalando SE	(3,410)	$(186,029	) *(a)
Total Internet & Direct Marketing Retail		(686,868)
Leisure Products — (1.4)%
Amer Sports OYJ	(3,578)	(110,433	) (a)
Heiwa Corp.	(11,300)	(222,523	) (a)
Mattel Inc.	(6,799)	(89,407)
Shimano Inc.	(1,200)	(173,806	) (a)
Total Leisure Products		(596,169)
Media — (3.6)%
AMC Entertainment Holdings Inc., Class A Shares	(2,300)	(32,315)
Axel Springer SE	(3,599)	(301,310	) (a)
Cineplex Inc.	(7,200)	(175,201)
Daily Mail & General Trust PLC, Class A Shares	(14,000)	(126,956	) (a)
Dentsu Inc.	(4,600)	(204,044	) (a)
Liberty Media Corp.-Liberty Formula One, Class A Shares	(3,595)	(105,298	) *
LIFULL Co., Ltd.	(24,200)	(214,171	) (a)
Nexstar Media Group Inc., Class A Shares	(2,937)	(195,310)
ProSiebenSat.1 Media SE	(6,018)	(208,728	) (a)
Total Media		(1,563,333)
Specialty Retail — (0.2)%
Pets at Home Group PLC	(38,612)	(91,671	) (a)
Textiles, Apparel & Luxury Goods — (0.7)%
Luxottica Group SpA	(3,627)	(225,716	) (a)
Under Armour Inc., Class C Shares	(5,461)	(78,365	) *
Total Textiles, Apparel & Luxury Goods		(304,081)
Total Consumer Discretionary		(7,402,295)
Consumer Staples — (4.1)%
Beverages — (0.7)%
Anheuser-Busch InBev SA	(1,644)	(180,680	) (a)
Cott Corp.	(9,400)	(138,262)
Total Beverages		(318,942)
Food & Staples Retailing — (0.6)%
Carrefour SA	(9,557)	(198,492	) (a)
ICA Gruppen AB	(2,106)	(74,563	) (a)
Total Food & Staples Retailing		(273,055)
Food Products — (1.2)%
B&G Foods Inc.	(3,718)	(88,117)
Blue Buffalo Pet Products Inc.	(4,629)	(184,281	) *

See Notes to Financial Statements.

QS Global Market Neutral Fund 2018 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

March 31, 2018

QS Global Market Neutral Fund

Security	Shares	Value
Food Products — continued
CALBEE Inc.	(2,300)	$(78,091	) (a)
Greencore Group PLC	(80,633)	(149,995	) (a)
Total Food Products		(500,484)
Personal Products — (1.6)%
Coty Inc., Class A Shares	(10,925)	(199,927)
Ontex Group NV	(4,745)	(126,991	) (a)
Shiseido Co., Ltd.	(5,400)	(348,872	) (a)
Total Personal Products		(675,790)
Total Consumer Staples		(1,768,271)
Energy — (5.0)%
Energy Equipment & Services — (0.7)%
Hi-Crush Partners LP	(12,622)	(133,793)
John Wood Group PLC	(19,973)	(151,508	) (a)
Total Energy Equipment & Services		(285,301)
Oil, Gas & Consumable Fuels — (4.3)%
Antero Midstream Partners LP	(2,733)	(70,757)
Cairn Energy PLC	(63,306)	(183,234	) *(a)
Callon Petroleum Co.	(7,126)	(94,348	) *
Enbridge Inc.	(5,300)	(166,691)
Keyera Corp.	(4,100)	(106,641)
Matador Resources Co.	(6,675)	(199,649	) *
MPLX LP	(4,787)	(158,163)
Parsley Energy Inc., Class A Shares	(2,974)	(86,216	) *
Pembina Pipeline Corp.	(8,305)	(259,138)
PrairieSky Royalty Ltd.	(6,900)	(150,870)
RSP Permian Inc.	(4,408)	(206,647	) *
Seven Generations Energy Ltd., Class A Shares	(9,800)	(121,706	) *
Spartan Energy Corp.	(15,666)	(69,797	) *
Total Oil, Gas & Consumable Fuels		(1,873,857)
Total Energy		(2,159,158)
Financials — (7.9)%
Banks — (2.6)%
Bank of Kyoto Ltd.	(1,600)	(90,753	) (a)
Bank of Queensland Ltd.	(114)	(967	) (a)
BPER Banca	(19,097)	(106,674	) (a)
CYBG PLC	(25,743)	(106,463	) (a)
Fukuoka Financial Group Inc.	(17,000)	(93,275	) (a)
Metro Bank PLC	(4,346)	(214,437	) *(a)

See Notes to Financial Statements.

16	QS Global Market Neutral Fund 2018 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Banks — continued
Standard Chartered PLC	(23,444)	$(234,753	) (a)
Unione di Banche Italiane SpA	(37,532)	(171,805	) (a)
Virgin Money Holdings UK PLC	(33,575)	(123,930	) (a)
Total Banks		(1,143,057)
Capital Markets — (2.3)%
Brookfield Asset Management Inc., Class A Shares	(5,500)	(214,500)
Deutsche Bank AG, Registered Shares	(9,765)	(136,156	) (a)
MarketAxess Holdings Inc.	(792)	(172,212)
Nex Group PLC	(13,900)	(191,530	) (a)
Sanne Group PLC	(9,327)	(92,569	) (a)
TP ICAP PLC	(32,797)	(205,790	) (a)
Total Capital Markets		(1,012,757)
Consumer Finance — (0.7)%
PRA Group Inc.	(7,223)	(274,474	) *
Diversified Financial Services — (0.8)%
AMP Ltd.	(21,215)	(81,727	) (a)
Challenger Ltd.	(9,153)	(81,738	) (a)
Groupe Bruxelles Lambert SA	(1,530)	(174,952	) (a)
Total Diversified Financial Services		(338,417)
Insurance — (1.5)%
AmTrust Financial Services Inc.	(7,960)	(97,988)
Lancashire Holdings Ltd.	(19,200)	(156,320	) (a)
Phoenix Group Holdings	(17,320)	(185,663	) (a)
Willis Towers Watson PLC	(1,350)	(205,456)
Total Insurance		(645,427)
Total Financials		(3,414,132)
Health Care — (7.8)%
Health Care Equipment & Supplies — (3.6)%
Coloplast A/S, Class B Shares	(2,144)	(181,709	) (a)
DexCom Inc.	(3,252)	(241,168	) *
Getinge AB, Class B Shares	(12,000)	(136,594	) (a)
Invacare Corp.	(9,358)	(162,829)
iRhythm Technologies Inc.	(2,275)	(143,211	) *
Penumbra Inc.	(2,125)	(245,756	) *
Sartorius AG	(1,650)	(230,595	) (a)
Sysmex Corp.	(2,800)	(254,431	) (a)
Total Health Care Equipment & Supplies		(1,596,293)

See Notes to Financial Statements.

QS Global Market Neutral Fund 2018 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

March 31, 2018

QS Global Market Neutral Fund

Security	Shares	Value
Health Care Providers & Services — (1.4)%
Healthscope Ltd.	(142,208)	$(212,243	) (a)
Mediclinic International PLC	(16,538)	(139,656	) (a)
Orpea	(1,487)	(189,206	) (a)
Spire Healthcare Group PLC	(20,912)	(61,434	) (a)
Total Health Care Providers & Services		(602,539)
Health Care Technology — (0.2)%
athenahealth Inc.	(526)	(75,234	) *
Life Sciences Tools & Services — (0.6)%
MorphoSys AG	(2,494)	(255,105	) *(a)
Pharmaceuticals — (2.0)%
Aerie Pharmaceuticals Inc.	(2,152)	(116,746	) *
Hikma Pharmaceuticals PLC	(6,729)	(114,139	) (a)
Medicines Co.	(1,417)	(46,676	) *
Nektar Therapeutics	(1,710)	(181,705	) *
Teva Pharmaceutical Industries Ltd., ADR	(8,600)	(146,974)
Vifor Pharma AG	(1,802)	(277,915	) (a)
Total Pharmaceuticals		(884,155)
Total Health Care		(3,413,326)
Industrials — (17.4)%
Aerospace & Defense — (0.8)%
Astronics Corp.	(4,857)	(181,166	) *
Axon Enterprise Inc.	(4,140)	(162,743	) *
Total Aerospace & Defense		(343,909)
Air Freight & Logistics — (0.6)%
Bollore SA	(46,998)	(250,819	) (a)
Bollore SA	(53)	(283	) *(a)
Total Air Freight & Logistics		(251,102)
Building Products — (1.0)%
Advanced Drainage Systems Inc.	(4,404)	(114,064)
Johnson Controls International PLC	(3,647)	(128,520)
TOTO Ltd.	(3,300)	(173,218	) (a)
Total Building Products		(415,802)
Commercial Services & Supplies — (1.9)%
Aggreko PLC	(15,377)	(158,521	) (a)
Babcock International Group PLC	(21,010)	(197,403	) (a)
Healthcare Services Group Inc.	(4,184)	(181,921)
Ritchie Bros. Auctioneers Inc.	(6,700)	(210,618)
Team Inc.	(6,835)	(93,981	) *
Total Commercial Services & Supplies		(842,444)

See Notes to Financial Statements.

18	QS Global Market Neutral Fund 2018 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Electrical Equipment — (2.5)%
Melrose Industries PLC	(65,241)	$(211,745	) (a)
Nexans SA	(2,446)	(126,649	) (a)
Nidec Corp.	(1,600)	(245,433	) (a)
Nissin Electric Co., Ltd.	(11,600)	(108,556	) (a)
NKT Holding A/S	(4,829)	(157,958	) *(a)
Siemens Gamesa Renewable Energy SA	(13,955)	(224,032	) (a)
Total Electrical Equipment		(1,074,373)
Industrial Conglomerates — (1.5)%
Keihan Holdings Co., Ltd.	(6,800)	(210,850	) (a)
Seibu Holdings Inc.	(12,400)	(216,826	) (a)
Toshiba Corp.	(71,000)	(206,314	) *(a)
Total Industrial Conglomerates		(633,990)
Machinery — (3.4)%
AG Growth International Inc.	(3,200)	(133,529)
Andritz AG	(1,430)	(79,962	) (a)
GEA Group AG	(3,796)	(161,488	) (a)
KION Group AG	(2,348)	(219,117	) (a)
Kornit Digital Ltd.	(6,490)	(83,721	) *
Makita Corp.	(3,900)	(193,874	) (a)
Miura Co., Ltd.	(3,300)	(106,767	) (a)
Nabtesco Corp.	(5,300)	(208,154	) (a)
Tokyo Keiki Inc.	(5,500)	(58,117	) (a)
Wabtec Corp.	(2,757)	(224,420)
Total Machinery		(1,469,149)
Marine — (0.3)%
Kuehne & Nagel International AG, Registered Shares	(911)	(143,446	) (a)
Professional Services — (0.6)%
Bureau Veritas SA	(4,308)	(112,030	) (a)
Capita PLC	(71,300)	(144,295	) (a)
Total Professional Services		(256,325)
Road & Rail — (2.5)%
Central Japan Railway Co.	(1,100)	(209,622	) (a)
Keikyu Corp.	(10,000)	(175,568	) (a)
Keio Corp.	(4,400)	(189,162	) (a)
Kyushu Railway Co.	(2,800)	(87,336	) (a)
Nankai Electric Railway Co., Ltd.	(6,600)	(165,979	) (a)
Odakyu Electric Railway Co., Ltd.	(7,500)	(152,789	) (a)
Tokyu Corp.	(7,800)	(122,603	) (a)
Total Road & Rail		(1,103,059)

See Notes to Financial Statements.

QS Global Market Neutral Fund 2018 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

March 31, 2018

QS Global Market Neutral Fund

Security	Shares	Value
Trading Companies & Distributors — (1.3)%
Monotaro Co., Ltd.	(6,500)	$(230,936	) (a)
SiteOne Landscape Supply Inc.	(1,732)	(133,433	) *
Trusco Nakayama Corp.	(8,400)	(207,662	) (a)
Total Trading Companies & Distributors		(572,031)
Transportation Infrastructure — (1.0)%
Auckland International Airport Ltd.	(41,663)	(184,917	) (a)
Macquarie Infrastructure Corp.	(1,925)	(71,090)
Transurban Group	(22,201)	(195,521	) (a)
Total Transportation Infrastructure		(451,528)
Total Industrials		(7,557,158)
Information Technology — (15.1)%
Communications Equipment — (1.7)%
Finisar Corp.	(8,125)	(128,456	) *
Infinera Corp.	(13,107)	(142,342	) *
Lumentum Holdings Inc.	(1,384)	(88,299	) *
Telefonaktiebolaget LM Ericsson, ADR	(33,200)	(212,480)
ViaSat Inc.	(2,774)	(182,308	) *
Total Communications Equipment		(753,885)
Electronic Equipment, Instruments & Components — (2.4)%
Fitbit Inc., Class A Shares	(16,428)	(83,783	) *
Iriso Electronics Co., Ltd.	(4,100)	(250,833	) (a)
Mesa Laboratories Inc.	(1,377)	(204,402)
MTS Systems Corp.	(3,389)	(175,042)
National Instruments Corp.	(3,998)	(202,179)
Sumida Corp.	(9,400)	(120,114	) (a)
Total Electronic Equipment, Instruments & Components		(1,036,353)
Internet Software & Services — (3.6)%
2U Inc.	(2,185)	(183,605	) *
DeNA Co., Ltd.	(7,300)	(133,715	) (a)
GTT Communications Inc.	(5,334)	(302,438	) *
NEXTDC Ltd.	(54,899)	(279,218	) *(a)
Rocket Internet SE	(4,401)	(135,199	) *(a)
Shopify Inc., Class A Shares	(1,600)	(199,101	) *
Shutterstock Inc.	(2,486)	(119,701	) *
Twilio Inc., Class A Shares	(659)	(25,161	) *
ZPG PLC	(36,596)	(172,741	) (a)
Total Internet Software & Services		(1,550,879)

See Notes to Financial Statements.

20	QS Global Market Neutral Fund 2018 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
IT Services — (1.7)%
Cardtronics PLC, Class A Shares	(8,298)	$(185,128	) *
Global Payments Inc.	(881)	(98,249)
InterXion Holding NV	(4,442)	(275,893	) *
Obic Co., Ltd.	(2,200)	(185,598	) (a)
Total IT Services		(744,868)
Semiconductors & Semiconductor Equipment — (3.0)%
ams AG	(1,869)	(195,661	) (a)
Cavium Inc.	(2,094)	(166,222	) *
Inphi Corp.	(3,886)	(116,968	) *
MACOM Technology Solutions Holdings Inc.	(3,052)	(50,663	) *
MaxLinear Inc.	(6,609)	(150,355	) *
Mitsui High-Tec Inc.	(10,700)	(159,851	) (a)
NeoPhotonics Corp.	(8,672)	(59,403	) *
Renesas Electronics Corp.	(14,800)	(149,282	) *(a)
U-Blox Holding AG	(768)	(138,344	) *(a)
Veeco Instruments Inc.	(8,000)	(136,000	) *
Total Semiconductors & Semiconductor Equipment		(1,322,749)
Software — (2.7)%
Callidus Software Inc.	(8,273)	(297,414	) *
Ellie Mae Inc.	(1,563)	(143,702	) *
Koei Tecmo Holdings Co., Ltd.	(8,000)	(154,070	) (a)
LINE Corp.	(4,600)	(179,620	) *(a)
PROS Holdings Inc.	(5,552)	(183,272	) *
Ultimate Software Group Inc.	(899)	(219,086	) *
Total Software		(1,177,164)
Total Information Technology		(6,585,898)
Materials — (11.2)%
Chemicals — (4.0)%
Air Liquide SA	(1,808)	(221,696	) (a)
GCP Applied Technologies Inc.	(7,022)	(203,989	) *
Givaudan SA, Registered Shares	(103)	(234,776	) (a)
K&S AG, Registered Shares	(7,309)	(210,979	) (a)
Kansai Paint Co., Ltd.	(8,500)	(199,019	) (a)
Nippon Paint Holdings Co., Ltd.	(5,900)	(217,149	) (a)
Symrise AG	(2,911)	(234,395	) (a)
Taiyo Nippon Sanso Corp.	(15,500)	(234,598	) (a)
Total Chemicals		(1,756,601)

See Notes to Financial Statements.

QS Global Market Neutral Fund 2018 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

March 31, 2018

QS Global Market Neutral Fund

Security	Shares	Value
Construction Materials — (1.2)%
Fletcher Building Ltd.	(35,592)	$(155,479	) (a)
Ibstock PLC	(24,641)	(97,625	) (a)
LafargeHolcim Ltd., Registered Shares	(3,119)	(170,829	) (a)
Summit Materials Inc., Class A Shares	(2,504)	(75,821	) *
Total Construction Materials		(499,754)
Containers & Packaging — (1.5)%
FP Corp.	(2,100)	(136,014	) (a)
Huhtamaki OYJ	(4,408)	(193,604	) (a)
Pact Group Holdings Ltd.	(52,912)	(223,693	) (a)
RPC Group PLC	(10,520)	(114,460	) (a)
Total Containers & Packaging		(667,771)
Metals & Mining — (4.5)%
Acacia Mining PLC	(42,853)	(85,955	) (a)
Agnico-Eagle Mines Ltd.	(2,100)	(88,346)
Compass Minerals International Inc.	(1,200)	(72,360)
Endeavour Mining Corp.	(11,100)	(204,794	) *
First Quantum Minerals Ltd.	(16,900)	(237,297)
Independence Group NL	(70,826)	(252,544	) (a)
MAG Silver Corp.	(12,800)	(125,382	) *
Nevsun Resources Ltd.	(67,400)	(160,607)
Nippon Denko Co., Ltd.	(48,400)	(149,944	) (a)
Novagold Resources Inc.	(29,500)	(127,768	) *
Osisko Gold Royalties Ltd.	(12,200)	(117,800)
Pretium Resources Inc.	(16,900)	(112,286	) *
Turquoise Hill Resources Ltd.	(66,900)	(204,592	) *
Total Metals & Mining		(1,939,675)
Total Materials		(4,863,801)
Real Estate — (4.0)%
Equity Real Estate Investment Trusts (REITs) — (2.4)%
Alexandria Real Estate Equities Inc.	(1,395)	(174,221)
Digital Realty Trust Inc.	(953)	(100,427)
GLP J	(180)	(199,491	) (a)
Great Portland Estates PLC	(18,203)	(170,062	) (a)
Japan Prime Realty Investment Corp.	(45)	(163,450	) (a)
Life Storage Inc.	(1,523)	(127,201)
Pennsylvania Real Estate Investment Trust	(5,986)	(57,765)
Urban Edge Properties	(2,884)	(61,573)
Total Equity Real Estate Investment Trusts (REITs)		(1,054,190)

See Notes to Financial Statements.

22	QS Global Market Neutral Fund 2018 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Real Estate Management & Development — (1.6)%
Capital & Counties Properties PLC	(60,129)	$(229,809	) (a)
Inmobiliaria Colonial Socimi SA	(16,069)	(185,940	) (a)
Relo Group Inc.	(10,100)	(283,189	) (a)
Total Real Estate Management & Development		(698,938)
Total Real Estate		(1,753,128)
Telecommunication Services — (0.7)%
Diversified Telecommunication Services — (0.7)%
Cellnex Telecom SAU	(5,583)	(149,239	) (a)
Iliad SA	(721)	(149,236	) (a)
Total Telecommunication Services		(298,475)
Utilities — (1.2)%
Electric Utilities — (0.4)%
Energias de Portugal SA	(48,852)	(185,771	) (a)
Independent Power and Renewable Electricity Producers — (0.2)%
Pattern Energy Group Inc., Class A Shares	(4,103)	(70,941)
Multi-Utilities — (0.2)%
Black Hills Corp.	(1,382)	(75,043)
Water Utilities — (0.4)%
California Water Service Group	(4,806)	(179,023)
Total Utilities		(510,778)
Total Securities Sold Short (Proceeds — $(38,081,378))		$(39,726,420)

*	Non-income producing security.

‡	Percentages indicated are based on net assets.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

Abbreviation used in this schedule:
ADR	— American Depositary Receipts

Summary of Securities Sold Short by Country± (unaudited)
United States	28.3%
Japan	21.7
United Kingdom	12.1
Canada	7.2
Germany	6.2
France	4.0
Australia	3.9
Switzerland	2.9
Italy	1.9

See Notes to Financial Statements.

QS Global Market Neutral Fund 2018 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

March 31, 2018

QS Global Market Neutral Fund

Summary of Securities Sold Short by Country± (unaudited) (cont’d)
Spain	1.7%
Belgium	1.2
Netherlands	1.1
Sweden	1.1
New Zealand	0.9
Denmark	0.9
Finland	0.8
Austria	0.7
Zambia	0.6
Israel	0.6
Monaco	0.5
Portugal	0.5
Ireland	0.4
South Africa	0.3
Jordan	0.3
Jersey	0.2
100.0%

±	As a percentage of total securities sold short. Please note that the Fund holdings are as of March 31, 2018 and are subject to change.

At March 31, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,791,244	GBP	3,432,000	Bank of New York	4/20/18	$(27,114)
USD	7,477,381	JPY	791,406,000	Bank of New York	4/20/18	32,442
USD	1,945,772	CAD	2,546,000	Citibank N.A.	4/20/18	(31,101)
USD	2,534,019	AUD	3,285,000	Northern Trust Co.	4/20/18	11,003
USD	4,545,511	EUR	3,691,000	Northern Trust Co.	4/20/18	(1,222)
Total						$(15,992)

Abbreviations used in this table:
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

See Notes to Financial Statements.

24	QS Global Market Neutral Fund 2018 Semi-Annual Report

Statement of assets and liabilities (unaudited)

March 31, 2018

Assets:
Investments, at value (Cost — $37,785,144)	$41,052,909
Foreign currency, at value (Cost — $505,246)	500,284
Cash	3,593
Foreign cash collateral held at broker for securities sold short (Cost — $27,973,874)	29,131,384
Deposits with brokers for securities sold short	12,527,949
Dividends and interest receivable	151,744
Unrealized appreciation on forward foreign currency contracts	43,445
Prepaid expenses	39,420
Total Assets	83,450,728

Liabilities:
Investments sold short, at value (proceeds received — $38,081,378)	39,726,420
Dividends payable on securities sold short	117,340
Unrealized depreciation on forward foreign currency contracts	59,437
Investment management fee payable	20,434
Trustees’ fees payable	440
Service and/or distribution fees payable	59
Accrued expenses	43,278
Total Liabilities	39,967,408
Total Net Assets	$43,483,320

Net Assets:
Par value (Note 7)	$41
Paid-in capital in excess of par value	42,925,801
Overdistributed net investment income	(745,167)
Accumulated net realized loss on investments, short sales, forward foreign currency contracts and foreign currency transactions	(1,457,342)
Net unrealized appreciation on investments, short sales, forward foreign currency contracts and foreign currencies	2,759,987
Total Net Assets	$43,483,320

See Notes to Financial Statements.

QS Global Market Neutral Fund 2018 Semi-Annual Report	25

Statement of assets and liabilities (unaudited) (cont’d)

March 31, 2018

Net Assets:
Class A	$279,902
Class I	$4,431,903
Class IS	$38,771,515

Shares Outstanding:
Class A	26,746
Class I	421,453
Class IS	3,682,685

Net Asset Value:
Class A	$10.47
Class I	$10.52
Class IS	$10.53
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$11.11

See Notes to Financial Statements.

26	QS Global Market Neutral Fund 2018 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended March 31, 2018

Investment Income:
Dividends and distributions	$403,296
Return of capital (Note 1 (i))	(7,975)
Net Dividends and Distributions	395,321
Interest	29,299
Less: Foreign taxes withheld	(21,345)
Total Investment Income	403,275

Expenses:
Dividend expense on securities sold short	282,706
Investment management fee (Note 2)	200,827
Registration fees	29,704
Custody fees	21,325
Audit and tax fees	21,166
Fund accounting fees	9,971
Shareholder reports	9,284
Legal fees	7,789
Trustees’ fees	2,778
Transfer agent fees (Note 5)	603
Service and/or distribution fees (Notes 2 and 5)	265
Insurance	220
Miscellaneous expenses	1,952
Total Expenses	588,590
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(72,719)
Net Expenses	515,871
Net Investment Loss	(112,596)

Realized and Unrealized Gain (Loss) on Investments, Short Sales, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	603,289
REIT distributions	1,129
Securities sold short	(1,163,848)
Forward foreign currency contracts	(390,679)
Foreign currency transactions	(2,102)
Net Realized Loss	(952,211)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	1,804,135
Securities sold short	(981,032)
Forward foreign currency contracts	(238,329)
Foreign currencies	996,659
Change in Net Unrealized Appreciation (Depreciation)	1,581,433
Net Gain on Investments, Short Sales, Forward Foreign Currency Contracts and Foreign Currency Transactions	629,222
Increase in Net Assets From Operations	$516,626

See Notes to Financial Statements.

QS Global Market Neutral Fund 2018 Semi-Annual Report	27

Statements of changes in net assets

For the Six Months Ended March 31, 2018 (unaudited) and the Year Ended September 30, 2017	2018	2017

Operations:
Net investment loss	$(112,596)	$(27,134)
Net realized gain (loss)	(952,211)	3,950
Change in net unrealized appreciation (depreciation)	1,581,433	684,389
Increase in Net Assets From Operations	516,626	661,205

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(431,007)	—
Decrease in Net Assets From Distributions to Shareholders	(431,007)	—

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	2,881,025	39,188,464
Reinvestment of distributions	430,486	—
Cost of shares repurchased	(900,252)	(5,135,645)
Increase in Net Assets From Fund Share Transactions	2,411,259	34,052,819
Increase in Net Assets	2,496,878	34,714,024

Net Assets:
Beginning of period	40,986,442	6,272,418
End of period*	$43,483,320	$40,986,442
*Includes overdistributed net investment income and accumulated net investment loss, respectively, of:	$(745,167)	$(201,564)

See Notes to Financial Statements.

28	QS Global Market Neutral Fund 2018 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2018[2]	2017	2016[3]

Net asset value, beginning of period	$10.44	$9.62	$10.00

Income (loss) from operations:
Net investment loss	(0.04)	(0.12)	(0.16)
Net realized and unrealized gain (loss)	0.16	0.94	(0.22)
Total income (loss) from operations	0.12	0.82	(0.38)

Less distributions from:
Net investment income	(0.09)	—	—
Total distributions	(0.09)	—	—

Net asset value, end of period	$10.47	$10.44	$9.62
Total return[4]	1.03%	8.52%	(3.80)%

Net assets, end of period (000s)	$280	$194	$96

Ratios to average net assets:
Gross expenses	3.27%[5]	6.13%	9.69%[5]
Net expenses[6,7]	2.93 [5]	3.38	4.09 [5]
Net investment loss	(0.79)[5]	(1.18)	(1.97)[5]

Portfolio turnover rate[8]	29%	100%	143%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2018 (unaudited).

[3]	For the period November 30, 2015 (inception date) to September 30, 2016.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including costs of any securities borrowing arrangement); dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.55%. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of dividend and/or interest expenses on securities sold short. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 62% for the six months ended March 31, 2018, 576% for the year ended September 30, 2017 and 398% for the period ended September 30, 2016.

See Notes to Financial Statements.

QS Global Market Neutral Fund 2018 Semi-Annual Report	29

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2018[2]	2017	2016[3]

Net asset value, beginning of period	$10.50	$9.64	$10.00

Income (loss) from operations:
Net investment loss	(0.03)	(0.09)	(0.11)
Net realized and unrealized gain (loss)	0.16	0.95	(0.25)
Total income (loss) from operations	0.13	0.86	(0.36)

Less distributions from:
Net investment income	(0.11)	—	—
Total distributions	(0.11)	—	—

Net asset value, end of period	$10.52	$10.50	$9.64
Total return[4]	1.14%	8.81%	(3.50)%

Net assets, end of period (000s)	$4,432	$4,378	$1,545

Ratios to average net assets:
Gross expenses	2.77%[5]	5.98%[6]	9.01%[5]
Net expenses[7,8]	2.44 [5]	3.24 [6]	3.99 [5]
Net investment loss	(0.55)[5]	(0.88)	(1.36)[5]

Portfolio turnover rate[9]	29%	100%	143%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2018 (unaudited).

[3]	For the period November 30, 2015 (inception date) to September 30, 2016.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including costs of any securities borrowing arrangement); dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.20%. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of dividend and/or interest expenses on securities sold short. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 62% for the six months ended March 31, 2018, 576% for the year ended September 30, 2017 and 398% for the period ended September 30, 2016.

See Notes to Financial Statements.

30	QS Global Market Neutral Fund 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2018[2]	2017	2016[3]

Net asset value, beginning of period	$10.51	$9.65	$10.00

Income (loss) from operations:
Net investment loss	(0.03)	(0.02)	(0.14)
Net realized and unrealized gain (loss)	0.16	0.88	(0.21)
Total income (loss) from operations	0.13	0.86	(0.35)

Less distributions from:
Net investment income	(0.11)	—	—
Total distributions	(0.11)	—	—

Net asset value, end of period	$10.53	$10.51	$9.65
Total return[4]	1.23%	8.91%	(3.50)%

Net assets, end of period (000s)	$38,772	$36,415	$4,631

Ratios to average net assets:
Gross expenses	2.78%[5]	5.52%	9.40%[5]
Net expenses[6,7]	2.44 [5]	2.81	3.78 [5]
Net investment loss	(0.53) [5]	(0.17)	(1.66) [5]

Portfolio turnover rate[8]	29%	100%	143%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2018 (unaudited).

[3]	For the period November 30, 2015 (inception date) to September 30, 2016.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including costs of any securities borrowing arrangement); dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 1.10%. In addition, the ratio of the total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of dividend and/or interest expenses on securities sold short. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 62% for the six months ended March 31, 2018, 576% for the year ended September 30, 2017 and 398% for the period ended September 30, 2016.

See Notes to Financial Statements.

QS Global Market Neutral Fund 2018 Semi-Annual Report	31

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS Global Market Neutral Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

32	QS Global Market Neutral Fund 2018 Semi-Annual Report

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

QS Global Market Neutral Fund 2018 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks:
Consumer discretionary	$3,217,736	$4,351,402	—	$7,569,138
Consumer staples	233,369	1,721,555	—	1,954,924
Energy	955,120	1,306,015	—	2,261,135
Financials	1,213,169	2,585,021	—	3,798,190
Health care	2,513,696	633,865	—	3,147,561
Industrials	1,117,740	6,415,978	—	7,533,718
Information technology	3,481,435	3,065,649	—	6,547,084
Materials	1,071,597	3,791,241	—	4,862,838
Real estate	591,763	834,112	—	1,425,875
Telecommunication services	—	92,453	—	92,453
Utilities	—	553,442	—	553,442
Rights	20,742	—	—	20,742
Total long-term investments	14,416,367	25,350,733	—	39,767,100
Short-term investments†	1,285,809	—	—	1,285,809
Total investments	$15,702,176	$25,350,733	—	$41,052,909
Other financial instruments:
Forward foreign currency contracts	—	43,445	—	43,445
Total	$15,702,176	$25,394,178	—	$41,096,354

34	QS Global Market Neutral Fund 2018 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Securities sold short†:
Common stocks:
Consumer discretionary	$1,911,430	$5,490,865	—	$7,402,295
Consumer staples	610,587	1,157,684	—	1,768,271
Energy	1,824,416	334,742	—	2,159,158
Financials	964,630	2,449,502	—	3,414,132
Health care	1,360,299	2,053,027	—	3,413,326
Industrials	1,719,206	5,837,952	—	7,557,158
Information technology	4,331,652	2,254,246	—	6,585,898
Materials	1,731,042	3,132,759	—	4,863,801
Real estate	521,187	1,231,941	—	1,753,128
Telecommunication services	—	298,475	—	298,475
Utilities	325,007	185,771	—	510,778
Total securities sold short	$15,299,456	$24,426,964	—	$39,726,420
Forward foreign currency contracts	—	59,437	—	59,437
Total	$15,299,456	$24,486,401	—	$39,785,857

†	See Schedule of Investments for additional detailed categorizations.

For the six months ended March 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At March 31, 2018, securities valued at $25,350,733 and securities sold short valued at $24,426,964 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

(b) Short sale transactions. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at the time of replacement. The proceeds received by the Fund for the short sale are retained by the broker as collateral until the Fund replaces the borrowed security. If the market value of the security sold short increases, additional collateral may be required. The amount of collateral required is determined daily by reference to the market value of the short positions. Liabilities for securities sold short are marked-to-market daily and reported at market value in the financial statements.

QS Global Market Neutral Fund 2018 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

Short sale transactions may result in a risk of loss that may exceed the amount shown on the Statement of Assets and Liabilities. A gain, limited to the price at which the Fund sold the security short, or a loss, potentially unlimited in size, will be recognized upon termination of a short sale. Dividends on short positions are recorded as a liability on the ex-dividend date and are shown in the Statement of Operations as Dividend Expense because the Fund must pay the dividend to the lender of the security.

Short selling is a technique that may be considered speculative, involves risk beyond the amount of money used to secure each transaction and may represent a form of leverage.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

36	QS Global Market Neutral Fund 2018 Semi-Annual Report

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

QS Global Market Neutral Fund 2018 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of March 31, 2018, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $59,437. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(h) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

38	QS Global Market Neutral Fund 2018 Semi-Annual Report

(j) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(k) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2017, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS Investors”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.95% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays QS Investors monthly an aggregate fee equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the

QS Global Market Neutral Fund 2018 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions and expenses; fees, costs and expenses associated with any prime brokerage arrangement (including costs of any securities borrowing arrangement); dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class I and Class IS shares did not exceed 1.55%, 1.20% and 1.10%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap for each class as a result of dividend and/or interest expenses on securities sold short. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

During the six months ended March 31, 2018, fees waived and/or expenses reimbursed amounted to $72,719.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at March 31, 2018, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class I	Class IS
Expires September 30, 2019	$4,572	$47,615	$220,370
Expires September 30, 2020	3,302	46,377	175,816
Expires September 30, 2021	357	7,405	64,957
Total fee waivers/expense reimbursements subject to recapture	$8,231	$101,397	$461,143

For the six months ended March 31, 2018, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. In certain cases, Class A shares have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

40	QS Global Market Neutral Fund 2018 Semi-Annual Report

For the six months ended March 31, 2018, LMIS and its affiliates did not receive any sales charges on sales of the Fund’s Class A shares. In addition, for the six months ended March 31, 2018, there were no CDSCs paid to LMIS and its affiliates.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of March 31, 2018, Legg Mason and its affiliates owned 89% of the Fund.

3. Investments

During the six months ended March 31, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Investments*
Purchases	$11,624,163
Sales	12,859,548

*	Excluding securities sold short and covers on securities sold short in the amount of $12,863,320 and $11,970,546, respectively.

At March 31, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/(Proceeds)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depriciation)
Securities	$37,785,144	$4,474,964	$(1,207,199)	$3,267,765
Securities sold short	(38,081,378)	2,027,631	(3,672,673)	(1,645,042)
Forward foreign currency contracts	—	43,445	(59,437)	(15,992)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at March 31, 2018.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$43,445

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$59,437

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

QS Global Market Neutral Fund 2018 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended March 31, 2018. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$(390,679)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$(238,329)

During the six months ended March 31, 2018, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to sell)	$21,682,039

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of March 31, 2018.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Bank of New York	$32,442	$(27,114)	$5,328	—	$5,328
Citibank N.A.	—	(31,101)	(31,101)	—	(31,101)
Northern Trust Co.	11,003	(1,222)	9,781	—	9,781
Total	$43,445	$(59,437)	$(15,992)	—	$(15,992)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

42	QS Global Market Neutral Fund 2018 Semi-Annual Report

For the six months ended March 31, 2018, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$265	$104
Class I	—	166
Class IS	—	333
Total	$265	$603

For the six months ended March 31, 2018, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$357
Class I	7,405
Class IS	64,957
Total	$72,719

6. Distributions to shareholders by class

	Six Months Ended March 31, 2018	Year Ended September 30, 2017
Net Investment Income:
Class A	$1,596	—
Class I	45,019	—
Class IS	384,392	—
Total	$431,007	—

7. Shares of beneficial interest

At March 31, 2018, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2018		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	10,418	$109,100	8,545	$85,857
Shares issued on reinvestment	155	1,596	—	—
Shares repurchased	(2,372)	(24,644)	—	—
Net increase	8,201	$86,052	8,545	$85,857

QS Global Market Neutral Fund 2018 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class I
Shares sold	—	—	266,921	$2,800,000
Shares issued on reinvestment	4,353	$45,019	—	—
Shares repurchased	—	—	(10,000)	(104,700)
Net increase	4,353	$45,019	256,921	$2,695,300

Class IS
Shares sold	263,225	$2,771,925	3,465,904	$36,302,607
Shares issued on reinvestment	37,090	383,871	—	—
Shares repurchased	(83,482)	(875,608)	(480,052)	(5,030,945)
Net increase	216,833	$2,280,188	2,985,852	$31,271,662

8. Deferred capital losses

As of September 30, 2017, the Fund had deferred capital losses of $467,508, which have no expiration date, that will be available to offset future taxable capital gains.

44	QS Global Market Neutral Fund 2018 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At its November 2017 meeting, the Fund’s Board of Trustees (the “Board”) approved the continuation of the management agreement (the “Management Agreement”) with Legg Mason Partners Fund Advisor, LLC (the “Manager”), the subadvisory agreement between the Manager and QS Investors, LLC (“QS”) and the subadvisory agreement between the Manager and Western Asset Management Company (“Western Asset”) pursuant to which Western Asset is engaged to provide day-to-day management of that portion of the Fund’s cash and short-term investments allocated to Western Asset under such subadvisory agreement. (Each subadvisory agreement is referred to as a “Subadvisory Agreement.”) QS and Western Asset are each referred to herein as a “Subadviser.” (The Management and Subadvisory Agreements are jointly referred to as the “Agreements.”) The trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), met on October 11, 2017, with the assistance of their independent legal counsel, to review and evaluate the materials provided by the Manager and the Subadvisers to assist the Board, and in particular the Independent Trustees, in considering continuation of the Agreements. At such October meeting the Independent Trustees received a presentation from senior Fund management and reviewed the information provided, as well as a memorandum from their independent legal counsel. The Independent Trustees further discussed continuation of the Agreements in an executive session with independent legal counsel on November 1, 2017. The Board, including the Independent Trustees, at its November 2017 meeting, reviewed and evaluated the materials, including supplemental materials, provided to assist the Board in considering continuation of the Agreements.

In voting to approve continuation of the Agreements, the Board, including the Independent Trustees, considered whether continuation of the Agreements would be in the best interests of the Fund. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements. The Board considered that although no assets were currently being allocated to Western Asset, the Manager recommended that the Subadvisory Agreement with Western Asset be continued to permit allocation of assets to Western Asset at such time as the Manager determined to be appropriate. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each of the Agreements are reasonable and fair and that it was in the best interests of the Fund to approve continuation of the Agreements.

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and QS and available to be provided by Western Asset under the Management and Subadvisory Agreements, respectively. The Board also considered the supervisory activities provided by the Manager over the Subadvisers. In addition, the Board received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager and its affiliates. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of other funds in the Legg Mason fund complex, including the Manager’s role in coordinating the activities of the Subadvisers and the Fund’s other service providers and the services rendered by the

QS Global Market Neutral Fund	45

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Manager and the Subadvisers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and other services.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel serving the Fund and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the financial strength of the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities between the Manager and the Subadvisers and the oversight provided by the Manager. The Board also considered QS’s brokerage policies and practices, the standards applied to seeking best execution and the existence of quality controls applicable to brokerage allocation procedures. The Board noted that QS does not use soft dollars.

The Board received and reviewed performance information for the Fund and for a group of funds (the “Performance Universe”) selected by Broadridge, an independent provider of investment company data. The Board was provided a description of the methodology Broadridge used to determine the similarity of the Fund to the funds included in the Performance Universe. The Broadridge data also included a comparison of the Fund’s performance to the Fund’s designated benchmark. The Board noted that although useful, the data provided by Broadridge may vary depending on the end dates selected and the selection of a peer group. In addition, the trustees noted that they also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its Performance Universe and benchmark, as well as other performance measures, such as Morningstar rankings, and had met with the Fund’s portfolio managers at in-person meetings during the year.

The Board noted the Fund’s performance for the one-year period ended June 30, 2017 placed the Class IS Shares in the second quintile (the first quintile being the best performers and the fifth quintile being the worst performers). The Board noted that its evaluation of the factors of the nature, extent and quality of services and investment performance led it to conclude that, with respect to these factors, it was in the best interests of the Fund to approve continuation of the Agreements.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and subadvisory services provided by the Manager and QS, respectively. The Board reviewed the subadvisory fees, noting that the Manager, and not the Fund, pays the fee to QS and would pay the fee to Western Asset. In addition, the Board reviewed and considered the actual management fee rate (after taking into account fees waived by the Manager which reduced the management fee owed to the Manager under the Management Agreement to zero) (the “Actual Management Fee”). The Board also considered that the contractual expense cap had been extended to December 31, 2019.

46	QS Global Market Neutral Fund

The Board also reviewed information regarding the fees the Manager and QS charged any of their U.S. clients that were included in the same performance composite as the Fund, noting that there were none.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and the Fund’s overall expense ratio with those of a group of funds selected by Broadridge as comparable to the Fund and with a broader universe of funds also selected by Broadridge. With respect to the Fund, the Board noted that for the Class IS Shares Contractual and Actual Management Fees were lower than median (first quintile) and that the actual expense ratios were lower than the Broadridge expense group median (first quintile) and average and lower than the expense universe median. The Board also reviewed the expense ratios for Class I Shares of the Fund.

The Board was provided an overview of the process followed in conducting the profitability study and received a report on the profitability of Legg Mason in providing services to the Fund, based on financial information and business data for the 12 months ended March 31, 2017 and 2016, which corresponds to Legg Mason’s fiscal year end. The Board also received certain information showing historical profitability for fiscal years 2016 through 2017. The Board noted that in a prior year it had received a report by an independent consultant regarding its assessment of the methodologies used by Legg Mason for its profitability study and that Legg Mason detailed its changes in methodology from those used in 2016. The Board considered the profitability study along with the other materials previously provided to the Board and determined that the profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets have grown and whether the Fund has appropriately benefited from any economies of scale. Among other information, the Board reviewed management fee reductions due to waivers during the Manager’s 2016 and 2017 fiscal years. Given the asset size of the Fund and the complex and the fee waivers, the Board concluded that, although there were no current breakpoints, any economies of scale currently being realized were appropriately being reflected in the Actual Management Fee paid by the Fund.

The Board considered other benefits received by the Manager and its affiliates as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. The Board also considered the information provided regarding amounts received by the Fund’s distributor and intermediary arrangements.

In light of the structure of the fees, the costs of providing investment advisory and other services to the Fund, the Manager’s ongoing commitment to the Fund and the ancillary benefits received, the Board concluded that the Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the continuation of each Agreement is in the best interests of the Fund.

QS Global Market Neutral Fund	47

QS

Global Market Neutral Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon (“BNY”)*

*	Effective April 9, 2018, BNY became custodian.

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

QS Global Market Neutral Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

QS Global Market Neutral Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Global Market Neutral Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before you invest.

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC Member FINRA, SIPC

QSIN263159 5/18 SR18-3336

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 21, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	May 21, 2018